T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
November 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.5%
DISTRICT OF COLUMBIA 0.7%
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/24  1,000 1,039
1,039
MARYLAND 95.2%
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  500 506
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/24  610 637
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/25  1,000 1,055
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/26  1,730 1,862
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/26  1,090 1,161
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/24  1,860 1,920
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/26  1,740 1,891
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  1,550 1,548
Baltimore City, Harbor Point, Series A, 2.70%, 6/1/23 (1) 100 99
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24 (1) 190 184
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (1) 125 119
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (1) 135 126
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43
(Prerefunded 1/1/24) (2) 110 113
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/23  1,015 1,029
Baltimore City, Water Project, Series A, 5.00%, 7/1/23  400 406
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
8/1/26  1,625 1,724
Baltimore County, Consolidated Public Improvement, Series 2022,
GO, 5.00%, 3/1/27  275 301
Baltimore County, Metropolitan Dist., 79th Issue, GO, 5.00%,
3/1/23  125 126
Baltimore County, Metropolitan Dist., 80th Issue, GO, 5.00%,
3/1/27  1,000 1,096
Baltimore County, Metropolitan Dist., 83rd Issue, GO, 5.00%,
3/1/23  200 201
Baltimore County, Oak Crest Village, 5.00%, 1/1/23  760 761
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  200 203
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  35 36
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  380 395
Baltimore County, Riderwood Village, 4.00%, 1/1/23  815 816
Baltimore County, Riderwood Village, 4.00%, 1/1/24  1,520 1,533
T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  500 519
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/26  1,000 1,087
Frederick County, Series A, 5.00%, 7/1/23  1,000 1,012
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,031
Gaithersburg, Asbury Maryland Obligated Group, Series B, 5.00%,
1/1/27  2,030 2,059
Harford County, Series B, GO, 5.00%, 7/1/26  2,325 2,515
Harford County, Beechtree Estates Project, 4.00%, 7/1/23  200 202
Howard County, Series B, GO, 5.00%, 8/15/26  255 276
Howard County, Series C, GO, 5.00%, 2/15/25  720 757
Howard County, Series E, GO, 5.00%, 2/15/25  1,000 1,052
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/23  275 278
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/24  260 269
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/25  235 248
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  120 129
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/27  125 137
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/24  670 689
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/25  560 589
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 2/15/25  1,000 1,052
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  270 268
Maryland, GO, 5.00%, 6/1/26  2,440 2,526
Maryland, Series A, GO, 5.00%, 3/15/24  485 500
Maryland, Series A, GO, 5.00%, 8/1/24 (Prerefunded 8/1/23) (2) 555 564
Maryland, Series A, GO, 5.00%, 8/1/25  705 749
Maryland, Series A, GO, 5.00%, 8/1/26  1,235 1,338
Maryland, Series A, GO, 5.00%, 3/15/27  360 395
Maryland, Series B, GO, 5.00%, 8/1/24  1,420 1,477
Maryland, Series B, GO, 5.00%, 8/1/25  1,170 1,243
Maryland, Series B, GO, 5.00%, 8/1/26  250 271
Maryland, Series C, GO, 5.00%, 8/1/23  800 813
Maryland CDA, Series B, 0.20%, 3/1/23  535 532
Maryland CDA, Series B, 0.25%, 9/1/23  580 569
Maryland CDA, Series C, 5.00%, 9/1/26  1,200 1,286
Maryland CDA, Series C, 5.00%, 9/1/27  1,100 1,193

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA Local Gov't. Infrastructure, Series A-1, 3.30%,
6/1/29 (Prerefunded 6/1/23) (2) 45 45
Maryland CDA Local Gov't. Infrastructure, Series A-1, 4.00%,
6/1/24  950 968
Maryland CDA Local Gov't. Infrastructure, Series A-2, 4.25%,
6/1/28 (Prerefunded 6/1/23) (2) 95 96
Maryland DOT, 4.00%, 9/1/23  300 303
Maryland DOT, 4.00%, 11/1/25  620 636
Maryland DOT, 4.00%, 12/15/25  35 35
Maryland DOT, 4.00%, 11/1/27  195 200
Maryland DOT, 5.00%, 10/1/23  655 668
Maryland DOT, 5.00%, 5/1/24  1,355 1,401
Maryland DOT, 5.00%, 10/1/24  2,110 2,202
Maryland DOT, 5.00%, 2/1/25 (Prerefunded 2/1/23) (2) 595 597
Maryland DOT, 5.00%, 5/1/25  330 349
Maryland DOT, 5.00%, 6/1/25  650 658
Maryland DOT, 5.00%, 10/1/25  2,000 2,132
Maryland DOT, 5.00%, 5/1/26  1,905 2,012
Maryland DOT, 5.00%, 10/1/26  920 1,000
Maryland DOT, 5.00%, 11/1/26  1,040 1,086
Maryland DOT, 5.00%, 10/1/27  1,505 1,635
Maryland DOT, COP, 5.00%, 6/15/24 (3) 750 774
Maryland DOT, Series 2022A, 5.00%, 12/1/26  1,000 1,090
Maryland DOT, Series A, 5.00%, 10/1/27  350 387
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/23  160 160
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24  205 205
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 301
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 350
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  250 250
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 780
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 785
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (3) 780 817
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  1,525 1,525
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  675 674
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  180 185
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (4) 25 25
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (4) 15 15
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (4) 1,000 1,035
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  200 198
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  175 177
Maryland HHEFA, 5.00%, 7/1/24  75 77

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, 5.00%, 7/1/26 (Prerefunded 7/1/24) (2) 80 83
Maryland HHEFA, 5.00%, 7/1/32 (Prerefunded 7/1/24) (2) 1,070 1,108
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/23  150 150
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 479
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/25  470 482
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/23  1,475 1,484
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23  905 911
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24  185 188
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/28
(Prerefunded 7/1/23) (2) 230 232
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/29
(Prerefunded 7/1/23) (2) 135 136
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (2) 1,185 1,200
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/25  65 67
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23  695 695
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  310 318
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/25  275 289
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/23  145 147
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 245
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/23  135 136
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  40 42
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  90 96
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28 (Prerefunded
7/1/25) (2) 360 381
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%, 7/1/23  90 91
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%, 7/1/24  165 170
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/23  280 283
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/24  70 72
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/23  1,170 1,193
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/23  295 298
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  530 531
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24  385 397
Maryland HHEFA, MedStar Health, Series A, 4.00%, 8/15/24  295 297
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23  2,190 2,221
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/24  170 172
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,012
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/23  750 757
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  1,500 1,553
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,400 1,438
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 103

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 212
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/23  60 61
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/34 (Prerefunded 7/1/24) (2) 1,000 1,036
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/23  50 51
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 520
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 281
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  4,150 4,315
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  4,035 4,284
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 1.00%, 7/1/41  1,000 1,000
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (5) 175 181
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (2) 90 94
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (2) 3,340 3,475
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (2) 1,500 1,561
Maryland HHEFA, Western Maryland Health System, 5.25%,
7/1/25 (Prerefunded 7/1/24) (2) 2,500 2,601
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24  325 338
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/23  180 182
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/24  135 139
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  100 106
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (2) 1,000 1,077
Maryland Stadium Auth., Built to Learn Revenue, Series A, 5.00%,
6/1/26  2,025 2,169
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/23  100 101
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/23  1,125 1,132
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  275 294
Maryland Transportation Auth., 5.00%, 7/1/23  435 441
Maryland Transportation Auth., Series A, 5.00%, 7/1/25  1,470 1,557
Montgomery County, Series A, GO, 5.00%, 11/1/23  730 746

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Series A, GO, 5.00%, 12/1/23  115 118
Montgomery County, Series A, GO, 5.00%, 11/1/27 (Prerefunded
11/1/24) (2) 1,335 1,396
Montgomery County, Series B, GO, 4.00%, 11/1/26  200 210
Montgomery County, Series B, GO, 5.00%, 11/1/24  2,350 2,457
Montgomery County, Series B, GO, 5.00%, 11/1/25  950 993
Montgomery County, Series C, GO, 5.00%, 10/1/25  250 266
Montgomery County, Series E, GO, VRDN, 1.05%, 11/1/37  650 650
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  3,165 3,495
Montgomery County, Consolidated Public Improvement, Series B,
GO, 5.00%, 11/1/23  1,000 1,022
Montgomery County, Public Improvement, Series A, GO, 3.00%,
11/1/25 (Prerefunded 11/1/23) (2) 2,010 2,017
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  365 403
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/25  325 345
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  500 552
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  400 433
Prince George's County, Consolidated Public Improvement,
Series C, GO, 4.00%, 8/1/26 (Prerefunded 8/1/23) (2) 675 682
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23  1,075 1,092
Prince George's County, National Harbor Project, 5.00%, 7/1/24  1,000 1,038
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  250 270
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 412
Univ. System of Maryland, Series A, 5.00%, 4/1/24  1,280 1,321
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,885 2,026
Univ. System of Maryland, Series B, 5.00%, 4/1/26  130 140
Univ. System of Maryland, Series D, 4.00%, 10/1/23  2,090 2,092
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  250 249
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  250 247
Washington Suburban Sanitary Commission, 5.00%, 6/1/24  1,960 2,031
Washington Suburban Sanitary Commission, 5.00%, 6/1/25  495 524
147,198
PUERTO RICO 2.3%
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,278 1,296

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,200 2,251
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Facs. Financing Auth., Auxilio Mutuo Hospital, 5.00%, 7/1/23  50 50
3,597
TEXAS 0.3%
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., 1.05%,
12/1/22  400 400
400
Total Investments in Securities 98.5%
(Cost $155,376) $ 152,234
Other Assets Less Liabilities 1.5% 2,373
Net Assets 100.0% $ 154,607
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $528 and represents 0.3% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Interest subject to alternative minimum tax.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Escrowed to maturity
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Valuation Inputs   On November 30, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F90-054Q3 11/22